EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
EQUIPMENT, NET
Schedule of equipment, net

	As of December 31,
	2011	2012

Computer equipment and application software	$41,329	$61,149
Furniture and vehicles	779	1,159
Leasehold improvements	2,360	4,805
	44,468	67,113
Less: Accumulated depreciation and amortization	(22,167)	(34,758)
	$22,301	$32,355